CAPITAL LEASE OBLIGATIONS (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Debt Instrument, Interest Rate, Stated Percentage	4.50%
Senior Convertible 4.5% Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.50%
Lemissoler Maritime Company W.L.L. [Member]
Common shares issued for outstanding balance of capital lease	7,290,088
Common shares issued for fees costs and expenses	32,521
Covering Fees Under Capital Leases	$ 400
Debt Instrument, Interest Rate, Stated Percentage	4.50%
Lemissoler Maritime Company W.L.L. [Member] | Senior Convertible 4.5% Notes [Member]
Aggregate Principal Amount	$ 50,000